DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 8. DEBT

On February 14, 2024, in connection with the consummation of the Business Combination, previously issued promissory notes and accrued interest were automatically converted into an aggregate of 10,337,419 shares of common stock. These debt obligations were retired upon conversion.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Loan Agreement

In June 2024, the Company entered into a Loan Agreement (the “Loan Agreement”) with The Patel Family, LLP (the “Patel Family”), a related party of the Company, providing for an unsecured line of credit facility (the “Facility”) for term loans of up to an initial total of $36,000,000. Under the Facility, the Company may draw up to $1,000,000 in term loans per calendar month over a draw period of 36 months. Each term loan draw will have a maturity date of 48 months and will accrue interest at the lower of (i) daily SOFR plus 2.00% and (ii) 7.00%. Interest accrues quarterly and is payable on the three-month anniversary of the draw date. Interest is payable in shares of common stock at an effective price of $1.50 per share. Interest payable through December 31, 2024 relating to the first two draws on the Facility were settled in February 2025 through issuance of 18,847 shares of common stock. Principal may be prepaid at any time without penalty, and repayments or prepayments may be made in cash or common stock at the Company’s election. Payments of principal in common stock would be made at an effective price of the greater of $1.50 per share and the ten-day trailing volume weighted average price per share of the common stock (the “Trailing VWAP”) as of the trading day prior to payment. As an inducement to enter into the Loan Agreement, the Company issued 1,000,000 shares of common stock to the Patel Family during June 2024. As of December 31, 2024, the Company has drawn $1,000,000 from the Facility, with maturity dates in July and August 2028, with a remaining $30,000,000 available for future financing over the remaining 30 months. The Company drew an additional $1,000,000 in each of February and March 2025, with maturity dates in February and March 2029, respectively (see Note 17).

The Loan Agreement includes a purchase option whereby the Patel Family has the option to purchase up to $14,000,000 of shares of common stock at a purchase price equal to 70% of the Trailing VWAP per share (the “$14 million Purchase Option”). The $14 million Purchase Option only becomes exercisable once Trailing VWAP reaches $10.00 per share. The $14 million Purchase Option was determined to be a freestanding derivative liability under ASC 815 and is carried at fair value, with changes in fair value recorded to change in fair value of written call option derivatives liabilities within the consolidated statements of operations and consolidated statements of cash flows.

The Loan Agreement also includes a purchase option (the “Additional Amount Purchase Option”) that is identical to the $14 million Purchase Option, except that the option is exercisable for an amount up to the then-remaining undrawn term loan amount under the Loan Agreement at the time Trailing VWAP reaches $10.00 per share. The Additional Amount Purchase Option was determined to be an embedded derivative within the written loan commitment that requires bifurcation under ASC 815, and thus is carried at fair value with changes in fair value recorded to change in fair value of written call option derivatives liabilities within the consolidated statements of operations and consolidated statements of cash flows.

The $14 million Purchase Option and the Additional Amount Purchase Option are recorded to written call option derivative liabilities within the consolidated balance sheet and have a fair value of $0 as of December 31, 2024.

The Loan Agreement is a written loan commitment that is not eligible for the fair value option under ASC 825, Financial Instruments. However, management intends to elect the fair value option for future draws under this commitment, and therefore has expensed all issuance costs associated with the Loan Agreement, which are comprised of the fair value of the 1,000,000 shares of common stock issued to the Patel Family as well as the issuance date fair value of the $14 million Purchase Option and Additional Amount Purchase Option.

Notes Payable

As a result of the Merger, the Company assumed notes payable held by Polar Multi-Strategy Master Fund (“Polar”) for which the proceeds were to be used for working capital purposes by Semper Paratus with an outstanding balance of $1,651,000 on the Closing Date and remain outstanding at December 31, 2024. The notes payable do not accrue interest. The outstanding balance of the notes was required to be repaid in full within five business days of the Merger, and the Company is therefore in default of its obligations at December 31, 2024. The notes’ default provisions do not require the Company to transfer any shares or pay any amounts to Polar.

TEVOGEN BIO HOLDINGS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS